Related Party Transactions - Summary of Balances with Related Parties (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2020	Dec. 31, 2019
Tencent Group [Member]
Disclosure Of Balances With Related Parties [Line Items]
Accounts Receivable	¥ 1,993	¥ 1,653
Prepayments, Deposits and Other Assets	39	50
Accounts Payable	763	215
Other Payables and Accruals	237	382
The Company's Associates and Associates of Tencent Group [Member]
Disclosure Of Balances With Related Parties [Line Items]
Accounts Receivable	48	49
Prepayments, Deposits and Other Assets	64	23
Accounts Payable	37	15
Other Payables and Accruals	¥ 46	¥ 19